LEASES	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
LEASES

NOTE 9 - LEASES:

The Company’s main leasing properties are located in Israel, USA and Canada as detailed below:

a.In May 2018, the Company signed a lease agreement for its headquarters in Israel. On January 13, 2019, the Company signed a supplement lease agreement, expanding its headquarters in Israel (“Supplement Lease Agreement”), and in February 2020, the Company signed an additional supplement lease agreement, further expanding its headquarters in Israel (“Additional Supplement Lease Agreement”, and collectively, the “Lease Agreement”). The Lease Agreement will expire in December 2021.

The costs under the Lease Agreement in Israel are linked to the Israeli Consumer Price Index. For purposes of ensuring the Company’s obligation towards the lessor, the Company has provided the lessor with a bank guarantee of NIS 339 thousand (approximately $105).

The Company also leases vehicles for several employees in Israel for a period of three years.

b.The Company’s U.S. subsidiary has a lease agreement for its offices that expires in August 2022. In August 2020, the Company’s U.S. subsidiary, has signed a new lease agreement, for additional property for its offices (“Additional U.S Lease”). The Additional U.S Lease is for 7 years and 4 months and will commence at the beginning of 2021 according to terms of the agreement.

c.The Company’s Canadian subsidiary has a lease agreement for its offices that expires in June 2022. The lease is with a related party (see also note 15b).

From time to time the Company also leases small properties, mainly for offices for subsidiaries around the world which range for periods of up to 3 years. In February 2020, one of the Company’s subsidiaries signed a new lease agreement for its offices that expires in January 2023.

F - 24

INMODE LTD.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
(U.S. dollars in thousands, except per share amounts)

NOTE 9 - LEASES (continued):

The lease cost was as follows:

	Year ended December 31
	2020	2019

Operating lease cost	930	766

Supplemental cash flow information related to leases was as follows:

	Year ended December 31
	2020	2019

Operating cash flows from operating leases	963	786

Supplemental balance sheet information related to leases was as follows:

	December 31,
	2020	2019
Operating Leases
Operating lease right-of-use assets	1,153	1,369

Other current liabilities	880	672
Operating lease liabilities	358	744
Total operating lease liabilities	1,238	1,416

Weighted Average Remaining Lease Term
Operating leases	1.33 years	2.08 years

Weighted Average Discount Rate
Operating leases	2.75%	2.75%

As of December 31, 2020, the maturities of lease liabilities were as follows:

Operating Leases

Year Ending December 31,
2021	896
2022	316
2023	58
Total lease payments	1,270
Less imputed interests	(32)
Total	1,238